VIE Long-Term Debt (Predecessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Predecessor
VIE Long-Term Debt

8. VIE Long-Term Debt

At December 31, 2012 and September 30, 2013, the VIE long-term debt consisted of the following:

	December 31, 2012	September 30, 2013
PLMT Permanent Facility	$50,008	$48,241
Residual Term Facility	70,000	69,560
Long-Term Presettlement Facility	20,289	13,861
2012-A Facility	2,463	2,319
LCSS Facility (2010-C)	12,880	12,880
LCSS Facility (2010-D)	7,159	7,159
	$162,799	$154,020

PLMT Permanent Facility

The Company has a $75,000 floating rate asset backed loan with interest payable monthly at one-month LIBOR plus 1.25% which is currently in a runoff mode with the outstanding balance being reduced by periodic cash collections on the underlying lottery receivables. The loan matures on November 1, 2038.

The debt agreement with the counterparty requires PLMT to hedge each lottery receivable with a pay fixed and receive variable interest rate swap with the counterparty. The swaps are recorded at fair value in VIE derivative liabilities, at fair market value on the condensed consolidated balance sheets.

Residual Term Facility

In September 2011, the Company issued term debt of $56,000 to a financial institution.  In August 2012, the Company issued additional term debt of $14,000 to the same financial institution.  The residual term debt is collateralized by notes receivable and the cash flows from securitization residuals related to certain securitizations.  Interest on the residual term debt facility is payable monthly at 8.0% until September 15, 2014 and 9.0% thereafter.  The $56,000 term debt matures on September 15, 2018 and the $14,000 term debt matures on September 15, 2019.  Principal payments from collateral cash flows began in September 2013.  In addition, the $56,000 term debt requires annual principal payments of $5,500 beginning on September 15, 2014 and continuing through 2018, the $14,000 term debt requires annual principal payments of $2,000 beginning on September 15, 2014 and continuing through 2019.

Long-Term Pre-settlement Facility

The Company has a $45,100 fixed rate note, of which, $20,289 is outstanding at December 31, 2012 and $13,861 is outstanding at September 30, 2013 and bearing interest at 9.25% annually.   Interest and principal is payable monthly from the cash receipts of collateralized pre-settlement receivables.  The note matures on June 6, 2016.

2012-A Facility

In December 2012, the Company issued a series of notes collateralized by structured settlements.  The proceeds of the notes were $2,463 at a fixed interest rate of 9.25%.  Interest and principal are payable monthly from cash receipts of collateralized structured settlement receivables. The notes mature on June 15, 2024.

Long-term Debt for Life Contingent Structured Settlements (2010-C & 2010-D)

LCSS Facility (2010-C)

In November 2010, the Company issued a private asset class securitization note registered under Rule 144A under the Securities Act of 1933, as amended (“Rule 144A”). The 2010-C bond issuance of $12,880 is collateralized by life-contingent structured settlements.  2010-C accrues interest at 10% per annum and matures on March 15, 2039.

The interest and, if available, principal payments are payable monthly from cash receipts of collateralized life-contingent structured settlements receivables.

LCSS Facility (2010-D)

In December 2010, the Company paid $155 to purchase the membership interests of LCSS, LLC from JLL Partners. LCSS, LLC owns 100% of the membership interests of LCSS II, which owns 100% of the membership interests of LCSS III.  In November 2010, LCSS III issued $7,159 long-term debt 2010-D collateralized by life-contingent structured settlements.   2010-D accrues interest at 10% per annum and matures on July 15, 2040.

The interest and, if available, principal payments are payable monthly from cash receipts of collateralized life-contingent structured settlements receivables.

15. VIE Long-Term Debt

At December 31, 2011 and 2012, the VIE long-term debt consisted of the following:

	December 31, 2011	December 31, 2012
PLMT Permanent Facility	$53,257	$50,008
Residual Term Facility	56,000	70,000
Long-Term Presettlement Facility	35,320	20,289
2012-A Facility	—	2,463
LCSS Facility (2010-C)	12,880	12,880
LCSS Facility (2010-D)	7,159	7,159
	$164,616	$162,799

PLMT Permanent Facility

The Company has a $75,000 floating rate asset backed loan with interest payable monthly at one-month LIBOR plus 1.25% which is currently in a runoff mode with the outstanding balance being reduced by periodic cash collections on the underlying lottery receivables. The loan matures on November 1, 2038.

The debt agreement with the counterparty requires PLMT to hedge each lottery receivable with a pay fixed and receive variable interest rate swap with the counterparty. The swaps are recorded at fair value in VIE derivative liabilities, at fair market value on the consolidated balance sheets.

The Company assumed this debt through the OAC Merger (Note 2).

Residual Term Facility

In September 2011, the Company issued term debt of $56,000 to a financial institution. In August 2012, the Company issued additional term debt of $14,000 to the same financial institution. The residual term debt is collateralized by notes receivable and the cash flows from securitization residuals related to certain securitizations. Interest on the residual term debt facility is payable monthly at 8.0% until September 15, 2014 and 9.0% thereafter. The $56,000 term debt matures on September 15, 2018 and the $14,000 term debt matures on September 15, 2019. Principal payments from collateral cash flows are scheduled to begin in September 2013. In addition, the $56,000 term debt requires annual principal payments of $5,500 beginning on September 15, 2014 and continuing through 2018, the $14,000 term debt requires annual principal payments of $2,000 beginning on September 15, 2014 and continuing through 2019.

Long-Term Presettlement Facility

The Company has a $45,100 fixed rate note, of which, $20,289 is outstanding at December 31, 2012 and bearing interest at 9.25% annually. Interest and principal is payable monthly from the cash receipts of collateralized presettlement receivables. The note matures on June 6, 2016.

The Company assumed this debt through the OAC Merger (Note 2).

2012-A Facility

In December 2012, the Company issued a series of notes collateralized by structured settlements. The proceeds of the notes were $2,463 at a fixed interest rate of 9.25%. Interest and principal are payable monthly from cash receipts of collateralized structured settlement receivables. The notes mature on June 15, 2024.

Long-term Debt for Life Contingent Structured Settlements (2010-C & 2010-D)

Long-term Debt (2010-C)

In November 2010, the Company issued a private asset class securitization note registered under Rule 144A under the Securities Act of 1933, as amended (“Rule 144A”). The 2010-C bond issuance of $12,880 is collateralized by life-contingent structured settlements. 2010-C accrues interest at 10% per annum and matures on March 15, 2039.

The interest and, if available, principal payments are payable monthly from cash receipts of collateralized life-contingent structured settlements receivables.

Long-term Debt (2010-D)

In December 2010, the Company paid $155 to purchase the membership interests of LCSS, LLC from JLL Partners. LCSS, LLC owns 100% of the membership interests of LCSS II, which owns 100% of the membership interests of LCSS III. In November 2010, LCSS III issued $7,159 long-term debt 2010-D collateralized by life-contingent structured settlements. 2010-D accrues interest at 10% per annum and matures on July 15, 2040.

The interest and, if available, principal payments are payable monthly from cash receipts of collateralized life-contingent structured settlements receivables.

As of December 31, 2012, estimated principal payments on long-term debt for the next five years and thereafter are as follows:

Year Ending December 31,
2013	$4,999
2014	9,554
2015	12,559
2016	12,569
2017	12,442
Thereafter	100,516
Total	$152,639

Excluded from the above table is a debt balance of $20,289 as of December 31, 2012 which does not have specified due principal payments as the timing of those payments depend on collections of the underlying collateral presettlement advances.

Interest expense for the years ended December 31, 2011 and 2012 related to VIE long-term debt were $9,920 and $12,349, respectively.